Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Debt

Note 11. Debt

The Company recorded a PPP loan as a result of the acquisition of the practice of Leo E. Orr, MD on November 12, 2021 with Pacific Western Bank in the amount of $183, with interest bearing at 1%. The maturity date of the loan is October 24, 2026. The application for the PPP funds required an entity to, in good faith, certify that the current economic uncertainty made the loan request necessary to support the ongoing operations of the entity. This certification further required the entity to take into account its current business activity and its ability to access other sources of liquidity sufficient to support ongoing operations in a manner that is not significantly detrimental to the business. The receipt of these funds, and the forgiveness of the loan attendant to these funds, is dependent on the entity having initially qualified for the loan and qualifying for the forgiveness of such loan based on its future adherence to the forgiveness criteria. During the three months ended March 31, 2022, the Company received notice of forgiveness of its PPP loan and accordingly has recognized the loan principal balance and accrued interest as a gain on debt extinguishment in the condensed consolidated statement of operations.

Note 11. Debt

Short-term debt and current portion of long-term debt at December 31, 2021 and 2020 consists of the following:

(in thousands)	December 31, 2021	December 31, 2020
1% Paycheck Protection Program Loan, due May 13, 2022	$—	$2,000
1% Small Business Administration Loan, due May 2, 2022	—	2,993
1% Paycheck Protection Program Loan, due October 24, 2026	183	—
Current portion of term loan payable	—	375
Short-term debt and current portion of long-term debt	$183	$5,368

The Company accounts for long-term debt net of debt issuance costs. See Note 2 for a summary of the Company’s policies relating to long-term debt. Long-term debt, net of unamortized debt issuance costs and current portion at December 31, 2021 and 2020, consists of the following:

(in thousands)	December 31, 2021	December 31, 2020
Variable Rate Revolving Credit Facility Term Loan, interest at LIBOR plus applicable margin, due February 26, 2025	$—	$7,219
Less:
Unamortized debt issuance costs	—	283
Current portion of term loan payable, net of debt issuance costs	—	375
Long-term debt, net of unamortized debt issuance costs and current portion	$—	$6,561

On May 2, 2020, the Company entered into a SBA loan with MUFG Union Bank, N.A. in the amount of $2,993, with interest bearing at 1%. The maturity date of the loan is May 2, 2022.

On May 13, 2020, the Company entered into a Paycheck Protection Program (“PPP”) loan with Celtic Bank Corporation in the amount of $2,000, with interest bearing at 1%. The maturity date of the loan is May 13, 2022.

The Company recorded a PPP loan as a result of the acquisition of TOI FL on February 12, 2021 with Valley National Bank in the amount of $149, with interest bearing at 1%. The maturity date of the loan is May 4, 2022.

The application for the PPP and SBA funds required the Company to, in good faith, certify that the current economic uncertainty made the loan request necessary to support the ongoing operations of the Company. This certification further required the Company to take into account its current business activity and its ability to access other sources of liquidity sufficient to support ongoing operations in a manner that is not significantly detrimental to the business. The receipt of these funds, and the forgiveness of the loan attendant to these funds, is dependent on the Company having initially qualified for the loan and qualifying for the forgiveness of such loan based on its future adherence to the forgiveness criteria. The loan proceeds were used to pay for qualifying salaries in 2020 as qualified expenses were paid. The Company applied for forgiveness in December 2020 for the PPP loan and in March 2021 for the SBA loan. Through the TOI FL acquisition, the Company recorded a PPP loan (and corresponding escrow receivable) for which the application for forgiveness was being processed. During the year ended December 31, 2021, the Company received notice of forgiveness for the two PPP and SBA loans. Upon receiving forgiveness, the Company recognized the loan principal balance and accrued interest as a gain on debt extinguishment, with a corresponding write off of the escrow receivable, in the consolidated statements of operations during the year ended December 31, 2021.

In addition to the two PPP loans above, the Company recorded a PPP loan as a result of the acquisition of the practice of Leo E. Orr, MD on November 12, 2021 with Pacific Western Bank in the amount of $183, with interest bearing at 1%. The maturity date of the loan is October 24, 2026. Subsequent to the year ended December 31, 2021, the Company received notice of forgiveness of the loan.

On February 26, 2020 the Company entered into a credit agreement with MUFG Union Bank (“Credit Agreement”), which allows the Company to borrow up to an aggregate principal amount of $10,000 in the form of term loans, revolving credit commitments (“Revolver”), and a letter of credit (“LOC”) facility. The term loans and the Revolver shall bear interest at base rate plus the applicable margin or LIBOR rate plus the applicable margin. The Company can prepay the obligations at their option or upon the occurrence of certain events. The outstanding principal on the term loans will be repaid in quarterly installments equal to (i) $94 on the last business day of each quarter ending December 31, 2023, commencing on June 30, 2020 and (ii) $188 on the last business day of each quarter thereafter. The maturity date of the Credit Agreement is February 26, 2025.

During the period ended December 31, 2021, the Company paid down the outstanding balance on the Revolver and LOC and terminated the Credit Agreement. As of December 31, 2020, the Company has borrowed $7,500 in the form of a term loan from the $10,000 availability of the Credit Agreement, leaving $2,500 available borrowings under the Credit Agreement. As of December 31, 2020, the Company violated certain covenants in the Credit Agreement. On June 18, 2021, the Company entered into an amendment to the Credit Agreement, which reduced the aggregate principal amount from which the Company can borrow to $9,000 and concurrently provided a waiver for the covenant violations. As part of the amendment, the Company paid $2,000 of the outstanding principal balance on the term loan and no additional principal payments are required until the quarter ending March 31, 2022. The Company determined that the amendment to the Credit Agreement meet the definition of a debt modification under ASC 470-50, Modifications and Extinguishments.

Net debt issuance costs are presented as a direct reduction of the Company’s long-term debt in the consolidated balance sheets and amount to $0 and $283 as of December 31, 2021 and 2020, respectively. The amortization of the debt issuance costs was charged to interest expense for all periods presented. The amount of debt issuance costs included in interest expense for the years ended December 31, 2021 and 2020 was approximately $53 and $60, respectively.

The Company paid interest of $224 and $227 on the Credit Agreement term loan for the year ended December 31, 2021 and 2020.